Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 HKD ($)	Dec. 31, 2019 USD ($)
Bank Borrowings
Between 1 to 2 years	$ 26,923,000
Between 2 to 3 years			$ 26,923,000
Bank borrowings	26,923,000		$ 26,923,000
Unutilized bank borrowing facilities	$ 119,359,000	$ 931,000,000